Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Schedule of Significant Accounting Policies [Line Items]
Shipping costs	$ 55.8	$ 56.5	$ 59.1
Advertising expense	7.4	7.5	8.8
Foreign currency gain (loss)	0.6	(14.2)
Foreign currency transactions gain (loss), derivative instruments	$ (7.9)	$ 10.5
Customer relationships
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful lives	12 years
Minimum | Completed technology
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful lives	5 years
Minimum | Licensing Agreements
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful lives	8 years
Minimum | Trademarks
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful lives	3 years
Minimum | Buildings
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Minimum | Leasehold improvements
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	1 year
Minimum | Capitalized software
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	1 year
Minimum | Machinery and equipment
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	1 year
Maximum | Completed technology
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful lives	25 years
Maximum | Licensing Agreements
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful lives	30 years
Maximum | Trademarks
Schedule of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful lives	30 years
Maximum | Buildings
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	45 years
Maximum | Leasehold improvements
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years
Maximum | Capitalized software
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Maximum | Machinery and equipment
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years